Cover	12 Months Ended
	Feb. 02, 2024	Feb. 03, 2023
Document Information [Line Items]
Document Type		DEF 14A
Amendment Flag		false
Entity Information [Line Items]
Entity Registrant Name	Science Applications International Corporation	Science Applications International Corporation
Entity Central Index Key		0001571123